Secured Term Loan Facilities and Revolving Credit Facility - Additional Information (Detail)				12 Months Ended
	Oct. 28, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 27, 2015 USD ($)	Dec. 31, 2017 USD ($) Payments	Dec. 31, 2015 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Cash balance required		$ 87,779,000		$ 62,109,000	$ 87,779,000		$ 57,272,000	$ 62,526,000
April 2013 Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility, refinancing			$ 120,000,000
January 2015 Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Credit facility term			7 years	7 years
Credit facility, maximum borrowing capacity			$ 278,100,000
Credit facility, amount outstanding				$ 222,300,000
Credit facility, number of repayments | Payments				4
Debt instrument covenant description				The financial covenants each as defined within the credit facility are a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5% of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 31; and c) maintain a ratio of total stockholders' equity to total assets of not less than 30%.
January 2015 Secured Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate			2.70%
January 2015 Secured Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment				$ 500,000
Credit facility, final payment				15,600,000
Aggregate fair value of collateral vehicles required for borrowings under facility			135.00%
Cash balance required				$ 25,000,000
Cash required as percent of indebtedness				5.00%
EBITDA to interest expense Ratio				300.00%
Total equity to total assets				30.00%
January 2015 Secured Term Loan Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment				$ 700,000
Credit facility, final payment				18,300,000
December 2015 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility term		7 years
Credit facility, maximum borrowing capacity		$ 290,000,000			$ 290,000,000
Credit facility, amount outstanding				263,100,000
Credit facility, periodic payment				4,100,000
Credit facility, final payment				$ 185,100,000
Credit facility, number of repayments				19
Debt instrument covenant description				The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%.
Commitment fee on credit facility				0.74%
Credit facility, expiring period					2022-12
Debt payment end date				Dec. 21, 2022
Commitment fee on credit facility				0.74%
December 2015 Secured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate		2.10%
December 2015 Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Aggregate fair value of collateral vehicles required for borrowings under facility					125.00%
Cash balance required				$ 25,000,000
Cash required as percent of indebtedness				5.00%
EBITDA to interest expense Ratio				300.00%
Total equity to total assets				30.00%
October 2016 Secured Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility term	7 years
Credit facility, maximum borrowing capacity	$ 220,000,000
Credit facility, final payment				$ 37,800,000
Credit facility, number of repayments				17
Debt instrument covenant description				The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%.
Commitment fee on credit facility				0.91%
Credit facility, expiring period	2023-12
Commitment fee on credit facility				0.91%
Credit facility	$ 130,000,000
Drawdowns under the credit facility				$ 138,100,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment One [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment				9,400,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment Two [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment				7,100,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment Three [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment				7,100,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment Four [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment				5,500,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment Five [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment				4,100,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment Six [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment				1,000,000
October 2016 Secured Revolving Credit Facility [Member] | Quarterly Installment Seven [Member]
Debt Instrument [Line Items]
Credit facility, periodic payment				500,000
October 2016 Secured Revolving Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	55,000,000
October 2016 Secured Revolving Credit Facility [Member] | Navigator Jorf L.L.C. [Member] | Newbuilding Term Loan [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding	$ 35,000,000
October 2016 Secured Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate	2.60%
October 2016 Secured Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Aggregate fair value of collateral vehicles required for borrowings under facility	125.00%
Cash balance required				$ 25,000,000
Cash required as percent of indebtedness				5.00%
EBITDA to interest expense Ratio				300.00%
Total equity to total assets				30.00%
June 2017 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity				$ 100,000,000
Credit facility, periodic payment				4,100,000
Drawdowns under the credit facility				$ 148,800,000
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility term				6 years
Credit facility, maximum borrowing capacity				$ 160,800,000		$ 160,800,000
Debt instrument covenant description				The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2.5:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%.
Commitment fee on credit facility				0.91%
Credit facility, expiring period				2023-06
Commitment fee on credit facility				0.91%
Credit facility, amount drawn during period				$ 0
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Basis spread on credit facility interest rate				2.30%
June 2017 Secured Term Loan and Revolving Credit Facility [Member] | Minimum [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Aggregate fair value of collateral vehicles required for borrowings under facility				125.00%
Cash balance required				$ 25,000,000
Cash required as percent of indebtedness				5.00%
EBITDA to interest expense Ratio				250.00%
Total equity to total assets				30.00%
February 2013 Secured Term Loan Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity						$ 270,000,000
June 2017 Revolving Credit Facility [Member] | Navigator Gas L.L.C. [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity				$ 60,800,000